General (Details) $ / shares in Units, ₪ in Thousands						6 Months Ended
	Jun. 05, 2023 USD ($)	Dec. 11, 2022 ILS (₪) shares	Dec. 11, 2022 USD ($) shares	Jun. 06, 2022 ILS (₪) shares	Jun. 06, 2022 USD ($) $ / shares shares	Jun. 30, 2023 ILS (₪)
General (Details) [Line Items]
Operating segments						1
Accumulated deficit | ₪						₪ 119,528
Accumulated deficit | ₪						₪ 17,753
Number of units (in Shares)				2,941,918	2,941,918
Offering price per shares (in Dollars per share) | $ / shares					$ 4.13
Number of pre fund units (in Shares)				208,282	208,282
Offering price (in Dollars) | $					$ 4.129
Gross proceeds				₪ 43,441	$ 13,000,000
Incremental costs | ₪				7,949
Cash expenses | ₪				₪ 6,893
Issuance of warrants (in Shares)				157,510	157,510
over-allotment option shares (in Shares)				469,654	469,654
Company issued shares (in Shares)		809,061	809,061
Net proceeds		₪ 5,141	$ 1,500,000
Commitment amount (in Dollars) | $	$ 10,000,000
Price rate	95.00%
Interest rate	8.00%
Yorkville [Member]
General (Details) [Line Items]
Commitment amount (in Dollars) | $	$ 2,000,000